Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 912,684	¥ 867,885	¥ 853,290
Foreign exchange gains (losses)—net	[1],[2]	89,267	44,345	93,577
Trading account gains (losses)—net	[3]	120,596	745,692	328,841
Investment gains (losses)—net:
Debt securities	[2]	(22,032)	31,032	(3,842)
Equity securities	[2]	850,567	(557,391)	(155,947)
Equity in earnings (losses) of equity method investees—net	[2]	31,027	34,012	29,172
Gains on disposal of premises and equipment	[2]	7,125	2,583	5,145
Other noninterest income	[3],[4]	52,086	139,582	72,135
Total noninterest income		2,041,320	1,307,740	1,222,371
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	170,216	139,124	145,270
Banking
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	174,083	157,420	152,283
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	109,111	112,275	110,382
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	104,753	98,720	97,852
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	122,215	129,298	124,843
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	31,331	31,879	36,466
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	31,665	28,974	28,582
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	169,310	170,195	157,612
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 912,684	¥ 867,885	¥ 853,290

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).